PELP Acquisition Business Combination, Assets Acquired and Liabilities Assumed (Q1) (Details) - Phillips Edison Limited Partnership - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Oct. 04, 2017
Business Acquisition [Line Items]
Land and improvements		$ 269,140	$ 269,140
Building and improvements		574,173	574,154
Intangible lease assets		93,506	93,506
Cash		5,930	5,930
Accounts receivable and other assets		42,426	42,426
Management contracts		58,000	58,000
Goodwill	$ 29,066	29,066	29,085
Total assets acquired		1,072,241	1,072,241
Accounts payable and other liabilities		48,342	48,342
Acquired below-market leases		49,109	49,109
Total liabilities acquired		97,451	97,451
Net assets acquired		$ 974,790	$ 974,790